AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 163.5%
Long-Term Municipal Bonds – 163.5%
Alabama – 3.5%
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	$	3,000	$3,168,242
5.50%, 10/01/2053		5,000	5,359,741
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054		2,000	1,961,458
5.00%, 06/01/2054		2,000	2,021,867

			12,511,308

Alaska – 1.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060		3,000	2,833,793
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062		1,000	1,056,575

			3,890,368

Arizona – 3.2%
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)		1,000	913,870
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032		1,200	1,286,404
5.00%, 12/01/2037		8,700	9,370,138

			11,570,412

Arkansas – 0.6%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042		2,000	1,999,996

California – 9.3%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2050(b)		10,000	5,691,940
AGM Series 2024-A Zero Coupon, 10/01/2052		6,500	1,768,518
Zero Coupon, 10/01/2053		6,000	1,549,877

	Principal Amount (000)		U.S. $ Value

California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(a)	$	2,000	$1,952,785
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		941	899,633
California Pollution Control Financing Authority (Poseidon Resources Channelside) Series 2012 5.00%, 07/01/2037(a)		3,075	3,080,435
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057		2,000	2,126,900
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(a)		800	810,579
5.25%, 12/01/2056(a)		2,000	2,011,079
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037		2,000	2,293,016
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039		2,000	2,468,572
Series 2009-C 6.50%, 11/01/2039		2,000	2,468,572
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033		3,335	3,553,868
Washington Township Health Care District (Washington Township Health Care District) AGM Series 2023-B 4.50%, 08/01/2053		2,625	2,671,510

			33,347,284

Colorado – 4.0%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		705	717,760
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.665% (SOFR + 0.75%), 09/01/2039(c)		2,000	2,002,473
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038		8,975	10,738,814
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a) (b)		1,000	725,991

			14,185,038

	Principal Amount (000)		U.S. $ Value

Connecticut – 0.3%
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2049	$	1,500	$1,144,300

Florida – 9.7%
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(a)		2,750	2,679,614
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) AGC Series 2024 5.25%, 10/01/2054		4,000	4,186,407
County of Miami-Dade FL (County of Miami-Dade FL) Series 2021 4.00%, 07/01/2050		6,355	5,972,602
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.25%, 07/01/2053		2,000	2,076,291
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.125%, 10/01/2052(a)		1,000	977,515
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)		2,000	2,014,639
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2022-A 4.00%, 06/15/2052		3,250	2,749,683
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design) Series 2017 5.00%, 03/01/2042		1,000	1,005,936
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054		3,000	2,806,330
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.30%, 05/01/2054		990	1,041,836
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054		2,000	2,071,787
Series 2024-C 5.00%, 11/15/2054		2,000	2,028,297

	Principal Amount (000)		U.S. $ Value

Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2044	$	5,000	$5,062,808

			34,673,745

Georgia – 2.2%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a) (b)		2,000	1,717,696
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)		1,000	992,062
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2049		2,000	2,037,450
5.00%, 01/01/2063		3,165	3,201,469

			7,948,677

Illinois – 12.4%
Chicago Board of Education (Chicago Board of Education) Series 2018-D 5.00%, 12/01/2046		5,005	4,877,717
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2017-D 5.00%, 01/01/2042		6,500	6,572,736
Series 2022 4.625%, 01/01/2053		6,000	5,887,238
Series 2024-A 5.50%, 01/01/2059		2,000	2,131,602
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045		4,500	4,497,446
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057		8,755	8,833,622
State of Illinois (State of Illinois) Series 2022-C 5.50%, 10/01/2040		6,250	6,942,058
Series 2024-B 4.25%, 05/01/2046		4,900	4,654,197

			44,396,616

Indiana – 1.4%
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.25%, 07/01/2064		2,000	2,023,658

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	$	3,000	$2,960,709

			4,984,367

Iowa – 1.6%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 5.00%, 12/01/2050		5,000	5,714,607

Louisiana – 4.4%
City of New Orleans LA (City of New Orleans LA) Series 2021-A 5.00%, 12/01/2046		15,000	15,549,838

Maryland – 0.6%
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058		2,000	2,179,356

Massachusetts – 6.3%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2023-D 5.00%, 10/01/2053		5,000	5,274,248
Series 2024-2 5.00%, 05/01/2053(a) (d)		10,000	10,526,313
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2060(a)		1,000	997,153
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047		5,750	5,738,789

			22,536,503

Michigan – 7.5%
Ann Arbor School District (Ann Arbor School District) AGM Series 2023 4.00%, 05/01/2042		4,170	4,214,480
City of Detroit MI (City of Detroit MI) Series 2020 5.50%, 04/01/2050		1,970	2,048,011
Series 2023-C 6.00%, 05/01/2043		2,300	2,564,473
Detroit City School District (Detroit City School District) AGM Series 2001-A 6.00%, 05/01/2029		7,875	8,475,269

	Principal Amount (000)		U.S. $ Value

Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	$	6,000	$6,246,695
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2034		2,250	2,252,460
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.125%, 11/01/2023(e) (f)		2,140	1,070,000

			26,871,388

Minnesota – 1.9%
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032		1,000	991,421
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 5.00%, 02/15/2053		5,625	5,639,613

			6,631,034

Nebraska – 2.7%
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2029		4,000	4,214,081
5.00%, 09/01/2031		5,000	5,336,594

			9,550,675

Nevada – 2.0%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2022-A 4.00%, 06/01/2051		3,645	3,444,224
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2054		1,925	2,003,953
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050		1,500	1,545,742

			6,993,919

New Hampshire – 2.4%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)		972	975,119

	Principal Amount (000)		U.S. $ Value

New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	$	1,000	$999,956
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2024 4.15%, 10/20/2040		2,000	1,956,319
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		743	740,073
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)		1,000	830,286
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)		1,000	1,003,065
New Hampshire Health & Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059		2,000	2,145,082

			8,649,900

New Jersey – 4.2%
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034		1,000	1,000,993
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029		3,750	3,837,498
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047		1,000	1,020,478
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.25%, 06/01/2046		8,990	9,153,706

			15,012,675

New York – 12.2%
City of New York NY (City of New York NY) Series 2023 4.125%, 08/01/2053		11,300	10,911,971
5.00%, 08/01/2051		2,000	2,108,667
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2015A-1 5.00%, 08/01/2034		4,000	4,031,741
5.00%, 08/01/2037		4,000	4,031,152

	Principal Amount (000)		U.S. $ Value

New York Transportation Development Corp. (JFK Millennium Partners) AGC Series 2024 0.00%, 12/31/2054(b)	$	17,000	$10,597,817
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2024 5.00%, 06/30/2049		10,000	10,309,991
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		490	439,881
5.25%, 09/15/2042		205	178,026
5.25%, 09/15/2047		355	293,447
5.25%, 09/15/2053		760	604,600

			43,507,293

North Carolina – 1.2%
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2023 5.25%, 07/01/2053		4,000	4,166,191
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AGM Series 2024 Zero Coupon, 01/01/2053		1,000	255,513

			4,421,704

North Dakota – 0.6%
City of Grand Forks ND (Altru Health System Obligated Group) AGM Series 2023-A 5.00%, 12/01/2053		2,000	2,039,576

Ohio – 2.9%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048		2,000	1,786,931
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047		1,800	1,814,387
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2052		2,240	2,240,532
5.50%, 02/15/2052		4,585	4,647,574

			10,489,424

Oklahoma – 2.5%
Oklahoma City Airport Trust (Oklahoma City Airport Trust) Series 2018 5.00%, 07/01/2043		2,000	2,030,451
5.00%, 07/01/2047		5,000	5,046,430

	Principal Amount (000)		U.S. $ Value

Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) AGC Series 2025-A 4.25%, 01/01/2055(g)	$	2,000	$1,960,215

			9,037,096

Oregon – 0.4%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051		5,000	1,306,893

Pennsylvania – 5.9%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(b)		350	250,932
5.00%, 06/30/2039		700	696,578
Series 2024-A 6.00%, 06/30/2034		155	168,390
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051		2,250	1,912,132
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)		1,000	1,039,212
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AGM Series 2022 5.75%, 12/31/2062		7,500	8,092,215
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038		1,940	1,961,145
5.00%, 06/30/2042		6,060	6,102,405
Scranton School District/PA (Scranton School District/PA) BAM Series 2017-E 4.00%, 12/01/2037		1,025	1,011,747

			21,234,756

Puerto Rico – 0.5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046		1,600	1,892,564

	Principal Amount (000)		U.S. $ Value

South Carolina – 7.4%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.75%, 11/15/2054	$	3,250	$3,403,134
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054		10,000	9,870,522
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048		5,900	5,960,100
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-B 5.00%, 12/01/2041		5,000	5,067,604
Series 2022 3.00%, 12/01/2046		1,132	830,164
3.00%, 12/01/2049		1,566	1,104,546

			26,236,070

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2061		1,000	779,802

Tennessee – 0.9%
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.00%, 06/01/2044(a)		1,000	1,004,595
5.25%, 06/01/2056(a)		2,050	2,063,823

			3,068,418

Texas – 31.3%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2023-A 4.375%, 12/01/2058		3,000	2,955,724
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2045		3,000	2,897,388
Celina Independent School District (Celina Independent School District) Series 2023 4.00%, 02/15/2053		10,000	9,442,835
County of Smith TX (County of Smith TX) Series 2023 5.00%, 08/15/2048		7,000	7,313,949

	Principal Amount (000)		U.S. $ Value

Dallas Independent School District (Dallas Independent School District) Series 2024-2 4.00%, 02/15/2054(a) (d)	$	12,000	$11,322,322
Denton Independent School District (Denton Independent School District) Series 2024-2 5.00%, 08/15/2048(a) (d)		10,000	10,674,368
El Paso County Hospital District (El Paso County Hospital District) AGC Series 2024 5.00%, 08/15/2041		3,000	3,197,535
5.00%, 08/15/2043		3,200	3,390,134
Greenwood Independent School District (Greenwood Independent School District) Series 2024 4.00%, 02/15/2054		14,250	13,379,858
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2043		2,000	758,045
Zero Coupon, 12/01/2044		2,420	867,796
Zero Coupon, 12/01/2045		3,360	1,139,666
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) Series 2024-2 5.00%, 02/15/2053(a) (d)		15,000	15,804,458
Melissa Independent School District (Melissa Independent School District) Series 2024-2 4.25, 02/01/2053(a) (d)		12,780	12,956,540
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton) AGM Series 2018-A1 5.00%, 07/01/2038		500	512,029
Prosper Independent School District (Prosper Independent School District) Series 2024 4.00%, 02/15/2054		15,000	14,105,744
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2022 5.00%, 10/15/2057		1,000	1,060,236

			111,778,627

Utah – 1.3%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) BAM Series 2018-A 5.00%, 07/01/2043		4,500	4,575,628

Virginia – 1.4%
Virginia Small Business Financing Authority (Capital Beltway Express) Series 2022 5.00%, 12/31/2047		5,000	5,121,470

	Principal Amount (000)		U.S. $ Value

Washington – 3.1%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	$	1,000	$1,101,479
State of Washington (State of Washington) Series 2023-2 5.00%, 08/01/2048		7,685	8,172,972
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035		945	882,265
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037		990	889,392

			11,046,108

Wisconsin – 10.4%
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) BAM Series 2024 4.50%, 02/15/2054		5,000	4,955,006
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)		2,000	875,260
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062		10,000	10,111,333
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2058		10,000	10,074,445
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(a)		1,500	1,414,662
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)		1,000	555,630
Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(a)		1,000	936,733
4.50%, 07/15/2049(a)		1,000	941,260
4.50%, 07/15/2053(a)		1,000	925,084

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2052(a)	$ 90	$94,539
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	4,000	4,022,258
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2037	1,505	1,332,964
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(a)	1,000	1,001,992

		37,241,166

Total Municipal Obligations (cost $583,676,513)		584,118,601

	Shares

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(h) (i) (j) (cost $860,882)	860,882	860,882

Total Investments – 163.8% (cost $584,537,395)(k)		584,979,483
Other assets less liabilities – (63.8)%		(227,789,121)

Net Assets – 100.0%		$357,190,362

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $94,818,635 or 26.5% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	When-Issued or delayed delivery security.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,077,577 and gross unrealized depreciation of investments was $(9,635,489), resulting in net unrealized appreciation of $442,088.

As of January 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CFC – Community Finance Corporation

CHF – Collegiate Housing Foundation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

AllianceBernstein National Municipal Income Fund, Inc.

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$584,118,601	$—	$584,118,601
Short-Term Investments	860,882	—	—	860,882

Total Investments in Securities	860,882	584,118,601	—	584,979,483
Other Financial Instruments(a)	—	—	—	—

Total	$860,882	$584,118,601	$—	$584,979,483

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$544	$7,943	$7,626	$861	$12